EQUITY-METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The Company has the following equity method investments at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
Investment in Volato 158 LLC	$154	$152
Investment in Volato 239 LLC	—	1,007
	$154	$1,159